Note 7 - Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Oct. 31, 2020
Statement Line Items [Line Items]
Total Borrowings	$ 5,311	$ 5,537
Less: Borrowings, current portion	(190)	(190)
Total Borrowings, non-current portion	5,121	5,347
Loan from lessor [member]
Statement Line Items [Line Items]
Total Borrowings	624	737	$ 1,300
EIB loan [member]
Statement Line Items [Line Items]
Total Borrowings	$ 4,687	$ 4,800